Expense Example	Dec. 22, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 196
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	1,250
Expense Example, with Redemption, 10 Years	2,728
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	$ 2,474